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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07986

Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York		10010
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—96.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.2%
L3 Technologies, Inc.	43,547	$8,573,533
The Boeing Co.	139,119	53,647,069
United Technologies Corp.	88,092	10,401,022
		72,621,624
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	73,870	12,114,680

APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Lululemon Athletica, Inc.*	68,122	10,069,113
PVH Corp.	45,070	4,917,588
		14,986,701
APPLICATION SOFTWARE—7.5%
Adobe, Inc.*	525,402	130,205,124
Palantir Technologies, Inc., Cl. A*,@,(a)	239,030	1,374,423
salesforce.com, Inc.*	787,213	119,632,760
		251,212,307
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC.	329,751	26,093,197

BIOTECHNOLOGY—3.3%
Biogen, Inc.*	21,654	7,227,672
BioMarin Pharmaceutical, Inc.*	93,687	9,197,253
Regeneron Pharmaceuticals, Inc.*	19,906	8,545,049
Sarepta Therapeutics, Inc.*	218,897	30,582,100
Vertex Pharmaceuticals, Inc.*	276,235	52,736,024
		108,288,098
CABLE & SATELLITE—0.6%
Charter Communications, Inc., Cl. A*	64,603	21,386,823

CASINOS & GAMING—0.4%
Wynn Resorts Ltd.	115,814	14,246,280

COMMUNICATIONS EQUIPMENT—0.6%
Palo Alto Networks, Inc.*	96,626	20,757,197

CONSTRUCTION MATERIALS—1.0%
Vulcan Materials Co.	339,475	34,507,634

DATA PROCESSING & OUTSOURCED SERVICES—7.1%
PayPal Holdings, Inc.*	648,155	57,530,238
Square, Inc., Cl. A*	261,258	18,640,758
Visa, Inc., Cl. A	1,192,976	161,063,690
		237,234,686
DIVERSIFIED BANKS—0.7%
Citigroup, Inc.	304,432	19,623,687
JPMorgan Chase & Co.	46,577	4,820,719
		24,444,406
DIVERSIFIED CHEMICALS—0.1%
DowDuPont, Inc.	89,517	4,816,910

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.9% (CONT.)	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—1.1%
Cintas Corp.	200,766	$37,645,633

FINANCIAL EXCHANGES & DATA—1.6%
Intercontinental Exchange, Inc.	470,323	36,101,993
S&P Global, Inc.	82,718	15,852,905
		51,954,898
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	264,127	25,575,417

HEALTH CARE EQUIPMENT—8.0%
Abbott Laboratories	905,183	66,060,255
ABIOMED, Inc.*	11,348	3,983,942
Boston Scientific Corp.*	2,267,323	86,498,372
Danaher Corp.	534,045	59,236,271
DexCom, Inc.*	16,310	2,300,199
Intuitive Surgical, Inc.*	63,651	33,330,209
Medtronic PLC.	169,592	14,990,237
		266,399,485
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	272,020	49,923,831

HOTELS RESORTS & CRUISE LINES—1.1%
Royal Caribbean Cruises Ltd.	313,227	37,602,901

INDUSTRIAL CONGLOMERATES—2.0%
Honeywell International, Inc.	410,437	58,951,066
Roper Technologies, Inc.	28,744	8,142,025
		67,093,091
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	194,871	32,034,844

INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C*	173,661	193,869,931
Facebook, Inc., Cl. A*	634,274	105,727,133
Tencent Holdings Ltd.	425,448	18,938,776
		318,535,840
INTERNET & DIRECT MARKETING RETAIL—12.9%
Alibaba Group Holding Ltd.#,*	127,455	21,474,893
Altaba, Inc.*	1,297,328	88,879,941
Amazon.com, Inc.*	184,471	317,055,842
GrubHub, Inc.*	35,980	2,892,792
		430,303,468
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	315,831	13,359,651

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	135,801	25,565,896

LIFE SCIENCES TOOLS & SERVICES—2.5%
Illumina, Inc.*	123,663	34,599,671

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.9% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.5% (CONT.)
Thermo Fisher Scientific, Inc.	210,390	$51,686,511
		86,286,182
MANAGED HEALTH CARE—5.1%
Cigna Corp.	147,214	29,414,829
UnitedHealth Group, Inc.	521,213	140,831,753
		170,246,582
MOVIES & ENTERTAINMENT—1.9%
Netflix, Inc.*	134,182	45,554,789
The Walt Disney Co.	146,323	16,317,941
		61,872,730
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Pioneer Natural Resources Co.	71,247	10,139,873

PACKAGED FOODS & MEATS—0.4%
Conagra Brands, Inc.	595,229	12,880,756

PHARMACEUTICALS—0.8%
Allergan PLC.	66,299	9,545,730
GW Pharmaceuticals PLC.#,*	113,806	16,245,806
		25,791,536
PROPERTY & CASUALTY INSURANCE—1.2%
The Progressive Corp.	580,317	39,049,531

RAILROADS—1.2%
Union Pacific Corp.	252,833	40,218,145

RESTAURANTS—0.5%
McDonald’s Corp.	88,370	15,798,789

SEMICONDUCTOR EQUIPMENT—1.6%
Applied Materials, Inc.	285,623	11,162,147
Lam Research Corp.	251,120	42,584,930
		53,747,077
SEMICONDUCTORS—1.2%
Broadcom, Inc.	150,684	40,420,983

SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	91,961	38,763,401

SPECIALTY STORES—0.2%
Tiffany & Co.	64,883	5,757,069

SYSTEMS SOFTWARE—9.3%
Microsoft Corp.	2,746,041	286,769,062
Red Hat, Inc.*	133,054	23,662,323
		310,431,385
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Apple, Inc.	491,709	81,840,046

WIRELESS TELECOMMUNICATION SERVICES—1.1%
T-Mobile US, Inc.*	510,054	35,509,959
TOTAL COMMON STOCKS (Cost $2,330,103,075)		3,227,459,542

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	974,841	$5,605,336
Palantir Technologies, Inc., Cl. D*,@,(a)	127,007	730,290
		6,335,626
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	111,655	1,096,452
TOTAL PREFERRED STOCKS (Cost $10,892,407)		7,432,078

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	249,377	29,192,072
(Cost $26,752,533)		29,192,072
Total Investments (Cost $2,367,748,015)	98.0%	$3,264,083,692
Unaffiliated Securities (Cost $2,367,748,015)		3,264,083,692
Other Assets in Excess of Liabilities	2.0%	66,772,240
NET ASSETS	100.0%	$3,330,855,932

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$3,616,505	0.14%	$1,096,452	0.03%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	1,374,423	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	5,605,336	0.17%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	730,290	0.02%
Total				$8,806,501	0.26%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—96.2%	SHARES	VALUE
AEROSPACE & DEFENSE—2.5%
L3 Technologies, Inc.	11,870	$2,336,966
The Boeing Co.	21,321	8,221,804
		10,558,770
APPLICATION SOFTWARE—8.6%
Adobe, Inc.*	81,448	20,184,443
RealPage, Inc.*	19,487	1,086,790
salesforce.com, Inc.*	94,261	14,324,844
		35,596,077
BIOTECHNOLOGY—2.3%
Sarepta Therapeutics, Inc.*	24,621	3,439,800
Vertex Pharmaceuticals, Inc.*	31,799	6,070,747
		9,510,547
CABLE & SATELLITE—0.6%
Charter Communications, Inc., Cl. A*	7,432	2,460,364

CONSTRUCTION MATERIALS—0.4%
Vulcan Materials Co.	16,284	1,655,269

DATA PROCESSING & OUTSOURCED SERVICES—7.5%
PayPal Holdings, Inc.*	83,639	7,423,798
Visa, Inc., Cl. A	147,300	19,886,973
Worldpay, Inc., Cl. A*	43,841	3,659,847
		30,970,618
DIVERSIFIED BANKS—1.5%
Citigroup, Inc.	97,041	6,255,263

DIVERSIFIED SUPPORT SERVICES—3.7%
Cintas Corp.	82,499	15,469,388

FINANCIAL EXCHANGES & DATA—0.3%
S&P Global, Inc.	5,585	1,070,365

GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	41,650	4,032,970

HEALTH CARE EQUIPMENT—8.3%
Abbott Laboratories	141,526	10,328,567
Boston Scientific Corp.*	350,804	13,383,173
Danaher Corp.	77,608	8,608,279
DexCom, Inc.*	15,564	2,194,991
		34,515,010
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc.	18,617	3,416,778

HOTELS RESORTS & CRUISE LINES—1.0%
Royal Caribbean Cruises Ltd.	35,379	4,247,249

INDUSTRIAL CONGLOMERATES—1.7%
Honeywell International, Inc.	49,637	7,129,362

INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	13,832	2,273,842

INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	22,199	2,343,104

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—8.1%
Alphabet, Inc., Cl. C*	18,981	$21,189,819
Facebook, Inc., Cl. A*	75,939	12,658,272
		33,848,091
INTERNET & DIRECT MARKETING RETAIL—13.6%
Altaba, Inc.*	248,897	17,051,933
Amazon.com, Inc.*	23,095	39,694,069
		56,746,002
INVESTMENT BANKING & BROKERAGE—0.6%
Morgan Stanley	55,188	2,334,452

IT CONSULTING & OTHER SERVICES—0.5%
EPAM Systems, Inc.*	14,746	2,086,264

LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	18,639	3,508,978

LIFE SCIENCES TOOLS & SERVICES—1.3%
Illumina, Inc.*	7,944	2,222,652
Thermo Fisher Scientific, Inc.	12,629	3,102,566
		5,325,218
MANAGED HEALTH CARE—4.8%
Cigna Corp.	19,141	3,824,563
UnitedHealth Group, Inc.	59,864	16,175,253
		19,999,816
MOVIES & ENTERTAINMENT—3.2%
Live Nation Entertainment, Inc.*	47,315	2,531,826
Netflix, Inc.*	22,005	7,470,698
The Madison Square Garden Co., Cl. A*	12,322	3,424,284
		13,426,808
PHARMACEUTICALS—0.4%
GW Pharmaceuticals PLC.#,*	11,107	1,585,524

PROPERTY & CASUALTY INSURANCE—2.9%
The Progressive Corp.	180,981	12,178,212

RAILROADS—1.1%
Union Pacific Corp.	29,860	4,749,830

SEMICONDUCTOR EQUIPMENT—2.0%
Applied Materials, Inc.	97,934	3,827,261
Lam Research Corp.	26,387	4,474,707
		8,301,968
SEMICONDUCTORS—1.4%
Broadcom, Inc.	21,202	5,687,437

SPECIALTY CHEMICALS—1.8%
The Sherwin-Williams Co.	18,199	7,671,242

SYSTEMS SOFTWARE—8.5%
Microsoft Corp.	339,155	35,417,957

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Apple, Inc.	63,579	10,582,089

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
WIRELESS TELECOMMUNICATION SERVICES—1.3%
T-Mobile US, Inc.*	76,799	$5,346,746
TOTAL COMMON STOCKS (Cost $367,655,164)		400,301,610

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	152,113
(Cost $345,713)		152,113

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	32,348	3,786,657
(Cost $3,440,002)		3,786,657
Total Investments (Cost $371,440,879)	97.1%	$404,240,380
Affiliated Securities (Cost $345,713)		152,113
Unaffiliated Securities (Cost $371,095,166)		404,088,267
Other Assets in Excess of Liabilities	2.9%	11,954,855
NET ASSETS	100.0%	$416,195,235

#                 American Depositary Receipts.

(a)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established   by the Board.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Prosetta Biosciences, Inc., Series D	02/06/15	$345,713	0.80%	$152,113	0.04%
Total				$152,113	0.04%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—90.7%	SHARES	VALUE
AEROSPACE & DEFENSE—3.5%
HEICO Corp.	22,588	$1,908,686
L3 Technologies, Inc.	8,143	1,603,194
		3,511,880
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	9,847	1,455,485

APPAREL RETAIL—2.9%
Burlington Stores, Inc.*	8,673	1,489,241
Ross Stores, Inc.	15,161	1,396,631
		2,885,872
APPLICATION SOFTWARE—10.1%
ANSYS, Inc.*	9,228	1,516,622
Avalara, Inc.*	22,907	913,302
Cloudera, Inc.*	26,525	358,087
MicroStrategy, Inc., Cl. A*	7,642	969,693
Nutanix, Inc.*	9,646	494,165
Palantir Technologies, Inc., Cl. A*,@,(a)	12,426	71,450
PTC, Inc.*	18,395	1,559,712
RealPage, Inc.*	22,644	1,262,856
Smartsheet, Inc., Cl. A*	17,657	554,077
Splunk, Inc.*	6,563	819,325
SS&C Technologies Holdings, Inc.	19,643	1,011,418
Workday, Inc., Cl. A*	2,831	513,911
		10,044,618
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC.	6,532	516,877

AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts, Inc.	1,431	227,815
O’Reilly Automotive, Inc.*	2,143	738,606
		966,421
BIOTECHNOLOGY—4.4%
Alexion Pharmaceuticals, Inc.*	2,554	314,040
Alnylam Pharmaceuticals, Inc.*	3,902	325,934
BioMarin Pharmaceutical, Inc.*	5,121	502,729
Clovis Oncology, Inc.*	8,069	204,630
Incyte Corp.*	9,944	801,387
Madrigal Pharmaceuticals, Inc.*	1,577	182,554
Neurocrine Biosciences, Inc.*	6,580	580,488
Sarepta Therapeutics, Inc.*	10,976	1,533,457
		4,445,219
BUILDING PRODUCTS—0.5%
AO Smith Corp.	10,476	501,381

COMMUNICATIONS EQUIPMENT—1.2%
Palo Alto Networks, Inc.*	5,492	1,179,791

DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Fiserv, Inc.*	29,891	2,478,861
Square, Inc., Cl. A*	27,107	1,934,084

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—90.7% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—5.0% (CONT.)
Worldpay, Inc., Cl. A*	7,163	$597,967
		5,010,912
DIVERSIFIED SUPPORT SERVICES—2.0%
Cintas Corp.	10,514	1,971,480

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
AMETEK, Inc.	10,966	799,421

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
FLIR Systems, Inc.	31,217	1,525,887
Trimble, Inc.*	13,511	508,824
		2,034,711
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
FMC Corp.	3,740	298,452

FINANCIAL EXCHANGES & DATA—1.9%
Cboe Global Markets, Inc.	2,549	237,745
MarketAxess Holdings, Inc.	7,771	1,668,978
		1,906,723
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	10,618	1,028,141

HEALTH CARE EQUIPMENT—8.4%
ABIOMED, Inc.*	5,140	1,804,500
Cantel Medical Corp.	11,797	960,512
DexCom, Inc.*	12,105	1,707,168
Edwards Lifesciences Corp.*	7,180	1,223,616
IDEXX Laboratories, Inc.*	3,289	699,833
Masimo Corp.*	5,750	715,242
Tandem Diabetes Care, Inc.*	28,948	1,258,659
		8,369,530
HEALTH CARE FACILITIES—0.6%
HCA Healthcare, Inc.	4,421	616,420

HEALTH CARE SERVICES—0.3%
Guardant Health, Inc.*	7,904	318,847

HEALTH CARE SUPPLIES—0.4%
STAAR Surgical Co.*	11,732	419,184

HEALTH CARE TECHNOLOGY—2.3%
Teladoc Health, Inc.*	11,972	768,602
Veeva Systems, Inc., Cl. A*	13,877	1,513,426
		2,282,028
HOTELS RESORTS & CRUISE LINES—0.3%
Norwegian Cruise Line Holdings Ltd.*	6,646	341,804

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	15,203	982,266

HYPERMARKETS & SUPER CENTERS—0.9%
BJ’s Wholesale Club Holdings, Inc.*	35,278	928,164

INDUSTRIAL CONGLOMERATES—1.7%
Roper Technologies, Inc.	6,152	1,742,616

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—90.7% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—3.0%
Fortive Corp.	13,513	$1,013,340
The Middleby Corp.*	10,624	1,249,595
Xylem, Inc.	10,353	737,755
		3,000,690
INSURANCE BROKERS—0.5%
eHealth, Inc.*	8,933	546,342

INTERACTIVE HOME ENTERTAINMENT—1.9%
Glu Mobile, Inc.*	26,148	254,682
Take-Two Interactive Software, Inc.*	15,495	1,635,497
		1,890,179
INTERACTIVE MEDIA & SERVICES—1.2%
IAC/InterActiveCorp*	4,156	878,080
TripAdvisor, Inc.*	4,371	250,808
		1,128,888
INTERNET & DIRECT MARKETING RETAIL—2.2%
Etsy, Inc.*	21,775	1,190,004
GrubHub, Inc.*	6,525	524,610
Waitr Holdings, Inc.*	40,149	491,825
		2,206,439
INTERNET SERVICES & INFRASTRUCTURE—1.8%
Shopify, Inc., Cl. A*	3,094	521,246
VeriSign, Inc.*	7,400	1,252,598
		1,773,844
INVESTMENT BANKING & BROKERAGE—0.9%
Virtu Financial, Inc., CI. A	37,139	948,901

LIFE SCIENCES TOOLS & SERVICES—3.0%
Bio-Techne Corp.	4,109	716,856
Illumina, Inc.*	5,209	1,457,426
NanoString Technologies, Inc.*	35,031	779,089
		2,953,371
MANAGED HEALTH CARE—1.4%
WellCare Health Plans, Inc.*	4,951	1,368,852

MOVIES & ENTERTAINMENT—2.4%
Live Nation Entertainment, Inc.*	36,236	1,938,988
The Madison Square Garden Co.*	1,733	481,601
		2,420,589
PHARMACEUTICALS—3.8%
Aerie Pharmaceuticals, Inc.*	9,295	437,051
Canopy Growth Corp.*	40,007	1,959,543
GW Pharmaceuticals PLC.#,*	8,588	1,225,937
Zogenix, Inc.*	4,492	196,525
		3,819,056
PROPERTY & CASUALTY INSURANCE—1.8%
The Progressive Corp.	26,172	1,761,114

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—90.7% (CONT.)	SHARES	VALUE
REGIONAL BANKS—0.7%
Webster Financial Corp.	12,840	$691,819

RESEARCH & CONSULTING SERVICES—2.6%
CoStar Group, Inc.*	2,592	1,012,798
IHS Markit Ltd.*	14,853	771,168
Verisk Analytics, Inc., CI. A*	7,067	829,736
		2,613,702
SEMICONDUCTOR EQUIPMENT—0.5%
Lam Research Corp.	2,939	498,396

SEMICONDUCTORS—2.6%
Advanced Micro Devices, Inc.*	63,636	1,553,355
Xilinx, Inc.	9,167	1,026,154
		2,579,509
SPECIALTY CHEMICALS—1.0%
WR Grace & Co.	14,051	997,762

SPECIALTY STORES—0.3%
Tiffany & Co.	3,712	329,366

SYSTEMS SOFTWARE—2.9%
Proofpoint, Inc.*	8,463	862,126
SailPoint Technologies Holding, Inc.*	20,998	599,493
ServiceNow, Inc., Cl. A*	6,249	1,374,905
		2,836,524
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.4%
NetApp, Inc.	5,506	351,118

TRADING COMPANIES & DISTRIBUTORS—0.7%
Fastenal Co.	12,271	741,905

TRUCKING—0.6%
Old Dominion Freight Line, Inc.	4,090	555,954
TOTAL COMMON STOCKS (Cost $81,053,501)		90,572,563

PREFERRED STOCKS—0.7%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	50,675	291,381

BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	328,698

PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc., Series DD*,@,(a)	7,588	74,514
TOTAL PREFERRED STOCKS (Cost $1,327,444)		694,593

RIGHTS—1.0%	SHARES	VALUE
BIOTECHNOLOGY—1.0%
Tolero CDR*,@,(a),(c)	422,928	1,036,174
(Cost $226,186)		1,036,174

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—6.3%	SHARES	VALUE
HEALTH CARE—1.2%
Welltower, Inc.	15,136	$1,172,889

INDUSTRIAL—1.3%
Americold Realty Trust	8,549	250,657
Rexford Industrial Realty, Inc.	29,867	1,003,531
		1,254,188
RESIDENTIAL—0.2%
Equity LifeStyle Properties, Inc.	2,300	243,524

SPECIALIZED—3.6%
Crown Castle International Corp., Cl. A	17,742	2,076,878
SBA Communications Corp., Cl. A*	8,391	1,531,609
		3,608,487
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,742,934)		6,279,088

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(a)	240,362	—
(Cost $240,362)		—
Total Investments (Cost $88,590,427)	98.7%	$98,582,418
Affiliated Securities (Cost $747,040)		328,698
Unaffiliated Securities (Cost $87,843,387)		98,253,720
Other Assets in Excess of Liabilities	1.3%	1,327,259
NET ASSETS	100.0%	$99,909,677

#                 American Depositary Receipts.

(a)         Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)         Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(c)          Contingent Deferred Rights.

*                 Non-income producing security.

@            Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$245,775	0.14%	$74,514	0.07%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	80,856	0.05%	71,450	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	291,381	0.29%
Prosetta Biosciences, Inc., Series D	02/06/15	747,040	0.50%	328,698	0.33%
Tolero CDR	02/06/17	226,186	0.23%	1,036,174	1.04%
Total				$1,802,217	1.80%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited)

COMMON STOCKS—98.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.7%
Hexcel Corp.	13,392	$906,772
Mercury Systems, Inc.*	38,437	2,253,561
		3,160,333
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Canada Goose Holdings, Inc.*	34,737	1,787,566

APPAREL RETAIL—1.7%
Burlington Stores, Inc.*	18,281	3,139,031

APPLICATION SOFTWARE—21.2%
ACI Worldwide, Inc.*	119,560	3,534,194
Avalara, Inc.*	80,313	3,202,079
Blackbaud, Inc.	51,828	3,710,885
Blackline, Inc.*	21,767	1,035,674
Coupa Software, Inc.*	20,452	1,778,506
Ellie Mae, Inc.*	14,689	1,113,426
Everbridge, Inc.*	33,007	2,041,813
Guidewire Software, Inc.*	31,517	2,731,894
HubSpot, Inc.*	25,665	4,063,026
Manhattan Associates, Inc.*	36,997	1,804,344
MicroStrategy, Inc., Cl. A*	13,066	1,657,945
Paycom Software, Inc.*	22,525	3,339,106
Q2 Holdings, Inc.*	41,777	2,482,807
Smartsheet, Inc., Cl. A*	33,271	1,044,044
SPS Commerce, Inc.*	17,333	1,536,744
Tyler Technologies, Inc.*	20,034	3,790,232
		38,866,719
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	265,724	1,780,351

BIOTECHNOLOGY—6.3%
Bluebird Bio, Inc.*	8,028	1,071,176
CareDx, Inc.*	122,773	3,441,327
Exact Sciences Corp.*	17,359	1,563,699
Halozyme Therapeutics, Inc.*	45,251	732,161
Repligen Corp.*	18,991	1,082,677
Sarepta Therapeutics, Inc.*	25,813	3,606,334
		11,497,374
CONSUMER FINANCE—0.5%
LendingClub Corp.*	299,442	955,220

ELECTRONIC COMPONENTS—0.9%
Dolby Laboratories, Inc., Cl. A	24,402	1,577,101

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.7%
Cognex Corp.	84,226	3,832,283
FLIR Systems, Inc.	60,572	2,960,759
		6,793,042
GENERAL MERCHANDISE STORES—0.5%
Ollie’s Bargain Outlet Holdings, Inc.*	12,500	977,125

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—98.3% (CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—14.8%
ABIOMED, Inc.*	22,446	$7,880,117
AxoGen, Inc.*	34,526	569,679
Cantel Medical Corp.	57,976	4,720,406
CryoPort, Inc.*	63,015	661,027
DexCom, Inc.*	20,362	2,871,653
Inogen, Inc.*	23,867	3,608,929
Insulet Corp.*	52,862	4,291,866
Tandem Diabetes Care, Inc.*	56,593	2,460,664
		27,064,341
HEALTH CARE SUPPLIES—7.0%
Neogen Corp.*	81,269	4,950,095
OraSure Technologies, Inc.*	95,411	1,226,031
Quidel Corp.*	114,131	6,623,022
		12,799,148
HEALTH CARE TECHNOLOGY—9.3%
Medidata Solutions, Inc.*	62,007	4,400,017
Veeva Systems, Inc., Cl. A*	74,907	8,169,357
Vocera Communications, Inc.*	111,532	4,552,736
		17,122,110
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
WageWorks, Inc.*	39,314	1,240,357

HYPERMARKETS & SUPER CENTERS—0.6%
BJ’s Wholesale Club Holdings, Inc.*	38,374	1,009,620

INDUSTRIAL MACHINERY—2.0%
DMC Global, Inc.	32,197	1,111,440
Sun Hydraulics Corp.	73,471	2,602,343
		3,713,783
INTERACTIVE HOME ENTERTAINMENT—3.0%
Take-Two Interactive Software, Inc.*	51,869	5,474,773

INTERACTIVE MEDIA & SERVICES—0.2%
Yelp, Inc., Cl. A*	10,752	391,588

INTERNET & DIRECT MARKETING RETAIL—3.9%
Etsy, Inc.*	80,860	4,418,999
GrubHub, Inc.*	21,201	1,704,560
Waitr Holdings, Inc.*	80,649	987,950
		7,111,509
INTERNET SERVICES & INFRASTRUCTURE—1.4%
Shopify, Inc., Cl. A*	14,830	2,498,410

IT CONSULTING & OTHER SERVICES—0.7%
InterXion Holding NV*	22,184	1,331,927

LEISURE FACILITIES—1.7%
Planet Fitness, Inc., Cl. A*	53,600	3,104,512

LIFE SCIENCES TOOLS & SERVICES—4.6%
Bio-Techne Corp.	33,838	5,903,378

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

COMMON STOCKS—98.3% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—4.6% (CONT.)
PRA Health Sciences, Inc.*	23,166	$2,454,901
		8,358,279
MANAGED HEALTH CARE—1.0%
HealthEquity, Inc.*	30,852	1,923,314

MOVIES & ENTERTAINMENT—0.8%
Live Nation Entertainment, Inc.*	27,848	1,490,147

OIL & GAS EXPLORATION & PRODUCTION—0.7%
Magnolia Oil & Gas Corp.*	109,584	1,319,391

PERSONAL PRODUCTS—0.3%
elf Beauty, Inc.*	54,785	460,194

PHARMACEUTICALS—0.6%
Aerie Pharmaceuticals, Inc.*	22,113	1,039,753

RESTAURANTS—1.6%
Shake Shack, Inc., Cl. A*	33,826	1,615,530
Wingstop, Inc.	19,169	1,258,445
		2,873,975
SEMICONDUCTORS—0.4%
Universal Display Corp.	7,875	817,661

SPECIALTY CHEMICALS—1.5%
Balchem Corp.	34,120	2,832,642

SPECIALTY STORES—1.0%
Five Below, Inc.*	14,974	1,852,733

SYSTEMS SOFTWARE—2.0%
Proofpoint, Inc.*	35,796	3,646,539
TOTAL COMMON STOCKS (Cost $107,696,002)		180,010,568

PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	263,861

PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@,(b)	41,238	404,957
TOTAL PREFERRED STOCKS (Cost $1,935,383)		668,818

RIGHTS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.7%
Tolero CDR*,@,(b),(c)	528,559	1,294,970
(Cost $285,725)		1,294,970

SPECIAL PURPOSE VEHICLE—0.0%	SHARES	VALUE
CONSUMER FINANCE—0.0%
JS Kred SPV I, LLC.*,@,(b)	775,134	—
(Cost $775,134)		—

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2019 (Unaudited) (Continued)

		VALUE
Total Investments (Cost $110,692,244)	99.4%	$181,974,356
Affiliated Securities (Cost $599,684)		263,861
Unaffiliated Securities (Cost $110,092,560)		181,710,495
Other Assets in Excess of Liabilities	0.6%	1,162,813
NET ASSETS	100.0%	$183,137,169

(a)   Deemed an affiliate of the Alger fund complex in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)   Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)   Contingent Deferred Rights.

*     Non-income producing security.

@   Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2019
Intarcia Therapeutics, Inc., Series DD	03/27/14	$1,335,699	0.15%	$404,957	0.22%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	0	0.00%
Prosetta Biosciences, Inc., Series D	02/06/15	599,684	0.10%	263,861	0.14%
Tolero CDR	02/06/17	285,725	0.16%	1,294,970	0.71%
Total				$1,963,788	1.07%

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services — Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long- term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a)     Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (“Board”). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).

Investments in money market funds and short-term securities held by the Portfolio having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Fund. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b)     Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2019, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$437,305,352	$418,366,576	$18,938,776	—
Consumer Discretionary	645,853,549	645,853,549	—	—
Consumer Staples	12,880,756	12,880,756	—	—
Energy	10,139,873	10,139,873	—	—
Financials	128,808,486	128,808,486	—	—
Health Care	657,011,883	657,011,883	—	—
Industrials	229,693,173	229,693,173	—	—
Information Technology	995,643,681	994,269,258	—	$1,374,423
Materials	110,122,789	110,122,789	—	—
TOTAL COMMON STOCKS	$3,227,459,542	$3,207,146,343	$18,938,776	$1,374,423
PREFERRED STOCKS
Health Care	1,096,452	—	—	1,096,452
Information Technology	6,335,626	—	—	6,335,626
TOTAL PREFERRED STOCKS	$7,432,078	—	—	$7,432,078
REAL ESTATE INVESTMENT TRUST
Real Estate	29,192,072	29,192,072	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,264,083,692	$3,236,338,415	$18,938,776	$8,806,501

Alger Focus Equity Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$57,425,113	$57,425,113	—	—
Consumer Discretionary	71,951,977	71,951,977	—	—
Financials	21,838,292	21,838,292	—	—
Health Care	70,936,115	70,936,115	—	—
Industrials	37,907,350	37,907,350	—	—
Information Technology	128,642,410	128,642,410	—	—
Materials	11,600,353	11,600,353	—	—
TOTAL COMMON STOCKS	$400,301,610	$400,301,610	—	—
PREFERRED STOCKS
Health Care	152,113	—	—	$152,113
REAL ESTATE INVESTMENT TRUST
Real Estate	3,786,657	3,786,657	—	—
TOTAL INVESTMENTS IN SECURITIES	$404,240,380	$404,088,267	—	$152,113

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,439,656		$5,439,656	—	—
Consumer Discretionary	9,730,405		9,730,405	—	—
Consumer Staples	1,910,430		1,910,430	—	—
Financials	5,854,899		5,854,899	—	—
Health Care	24,592,507		24,592,507	—	—
Industrials	15,439,029		15,439,029	—	—
Information Technology	26,309,423		26,237,973	—	$71,450
Materials	1,296,214		1,296,214	—	—
TOTAL COMMON STOCKS	$90,572,563		$90,501,113	—	$71,450
PREFERRED STOCKS
Health Care	403,212		—	—	403,212
Information Technology	291,381		—	—	291,381
TOTAL PREFERRED STOCKS	$694,593		—	—	$694,593
REAL ESTATE INVESTMENT TRUST
Real Estate	6,279,088		6,279,088	—	—
RIGHTS
Health Care	1,036,174		—	—	1,036,174
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$98,582,418		$96,780,201	—	$1,802,217

Alger Small Cap Growth Institutional Fund	TOTAL FUND		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$7,356,508		$7,356,508	—	—
Consumer Discretionary	20,846,451		20,846,451	—	—
Consumer Staples	1,469,814		1,469,814	—	—
Energy	1,319,391		1,319,391	—	—
Financials	2,735,571		2,735,571	—	—
Health Care	79,804,319		79,804,319	—	—
Industrials	8,114,473		8,114,473	—	—
Information Technology	55,531,399		55,531,399	—	—
Materials	2,832,642		2,832,642	—	—
TOTAL COMMON STOCKS	$180,010,568		$180,010,568	—	—
PREFERRED STOCKS
Health Care	668,818		—	—	$668,818
RIGHTS
Health Care	1,294,970		—	—	1,294,970
SPECIAL PURPOSE VEHICLE
Financials	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$181,974,356		$180,010,568	—	$1,963,788

* Alger Mid Cap Growth Institutional Fund’s and Alger Small Cap Growth Institutional Fund’s holdings of JS Kred SPV I, LLC shares are classified as a Level 3 investment and fair valued at zero as of January 31, 2019.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2018	$1,374,423
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	1,374,423
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2018	$7,554,899
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(122,821)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	7,432,078
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(122,821)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2018	$241,230
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(89,117)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	152,113
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(89,117)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2018	$71,450
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	71,450
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2018	$895,510
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(200,917)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	694,593
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(200,917)

Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2018	$1,190,838
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(154,664)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	1,036,174
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(154,664)

Alger Mid Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2018	$868,765
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(199,947)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	668,818
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(199,947)

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2018	$1,488,264
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(193,294)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	1,294,970
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$(193,294)

Alger Small Cap Growth Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2018	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2019	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2019	$—

*          Includes securities that are fair valued at zero.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2019. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value January 31, 2019	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$1,374,423	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	7,432,078	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
			Transaction Price	N/A*	N/A
Alger Focus Equity Fund
Preferred Stocks	$152,113	Income Approach	Discount Rate	46.50%-51.50%	N/A
Alger Mid Cap Growth Institutional Fund
Common Stocks	$71,450	Market Approach	Transaction Price	N/A*	N/A
Preferred Stocks	328,698	Income Approach	Discount Rate	46.50%-51.50%	N/A
Preferred Stocks	365,895	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
			Transaction Price	N/A*	N/A
Rights	1,036,174	Income Approach	Discount Rate	2.37%-26.58%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$263,861	Income Approach	Discount Rate	46.50%-51.50%	N/A
Preferred Stocks	404,957	Market Approach	Time to Exit Volatility	3 years 74.50%	N/A N/A
Rights	1,294,970	Income Approach	Discount Rate	2.37%-26.58%	N/A
Special Purpose Vehicle	0	Market Approach	Revenue Multiple	4.55x-5.05x	N/A

* The Fund utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a private sale available to the Fund at January 31, 2019.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and interrelationships between those inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

As of January 31, 2019, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2019, such assets were categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$110,658,522	$8,220	$110,650,302	—
Alger Focus Equity Fund	20,086,651	—	20,086,651	—
Alger Mid Cap Growth Institutional Fund	1,402,189	—	1,402,189	—
Alger Small Cap Growth Institutional Fund	1,390,704	—	1,390,704	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2019. Purchase and sale transactions and dividend income earned during the period were as follows:

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	76,825	—	—	76,825	—	—	$(89,117)	$152,113
Total					—	—	$(89,117)	$152,113

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	166,009	—	—	166,009	—	—	$(192,570)	$328,698
Total					—	—	$(192,570)	$328,698

							Net Increase
	Shares/ Par at			Shares/ Par at			(Decrease) in	Value at
Security	October 31, 2018	Purchases/ Conversion	Sales/ Conversion	January 31, 2019	Interest Income	Realized Gain (Loss)	Unrealized App(Dep)	January 31, 2019
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	133,263	—	—	133,263	—	—	$(154,585)	$263,861
Total					—	—	$(154,585)	$263,861

ITEM 2.  Controls and Procedures.

(a)  Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)  No changes in the Registrant’s internal controls over financial reporting occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Institutional Funds

By:	/s/ Hal Liebes

Hal Liebes
President

Date: March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes

Hal Liebes
President

Date: March 25, 2019

By:	/s/ Michael D. Martins

Michael D. Martins
Treasurer

Date: March 25, 2019